Options (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2020	May 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based compensation arrangement by share-based payment award, options, grants in period	0	0	0	0
Unrecognized compensation cost	$ 0		$ 0		$ 0
Stock option share-based compensation forfeiture rate	4.00%	4.00%	4.00%	4.00%